Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

December 31, 2019

F15-QTLY-0220
1.811323.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.56% to 1.57% 2/27/20 (a)
(Cost $2,992,603)	3,000,000	2,992,953
	Shares	Value

Domestic Equity Funds - 25.0%
Fidelity Series All-Sector Equity Fund (b)	7,342,719	$76,143,992
Fidelity Series Blue Chip Growth Fund (b)	8,818,204	132,537,610
Fidelity Series Commodity Strategy Fund (b)	63,207,345	300,866,962
Fidelity Series Growth Company Fund (b)	15,088,870	267,827,439
Fidelity Series Intrinsic Opportunities Fund (b)	18,933,583	327,550,987
Fidelity Series Large Cap Stock Fund (b)	18,146,087	287,434,012
Fidelity Series Large Cap Value Index Fund (b)	6,190,407	81,651,464
Fidelity Series Opportunistic Insights Fund (b)	8,140,723	147,347,084
Fidelity Series Small Cap Discovery Fund (b)	3,275,342	38,124,978
Fidelity Series Small Cap Opportunities Fund (b)	8,385,882	117,402,345
Fidelity Series Stock Selector Large Cap Value Fund (b)	17,472,456	222,249,644
Fidelity Series Value Discovery Fund (b)	11,606,604	157,733,742
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,566,612,382)		2,156,870,259

International Equity Funds - 21.6%
Fidelity Series Canada Fund (b)	4,281,954	48,343,259
Fidelity Series Emerging Markets Fund (b)	6,733,601	65,719,946
Fidelity Series Emerging Markets Opportunities Fund (b)	28,627,268	590,580,542
Fidelity Series International Growth Fund (b)	25,975,300	455,087,263
Fidelity Series International Small Cap Fund (b)	5,442,769	94,214,335
Fidelity Series International Value Fund (b)	43,559,685	431,240,882
Fidelity Series Overseas Fund (b)	16,361,430	176,376,216
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,412,042,305)		1,861,562,443

Bond Funds - 41.4%
Fidelity Series Emerging Markets Debt Fund (b)	5,616,521	53,918,602
Fidelity Series Floating Rate High Income Fund (b)	1,253,987	11,662,081
Fidelity Series High Income Fund (b)	6,473,689	62,082,676
Fidelity Series Inflation-Protected Bond Index Fund (b)	69,345,859	696,925,878
Fidelity Series International Credit Fund (b)	582,594	5,872,546
Fidelity Series Investment Grade Bond Fund (b)	215,479,176	2,493,094,061
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,187,789	213,094,423
Fidelity Series Real Estate Income Fund (b)	3,651,446	40,640,590
TOTAL BOND FUNDS
(Cost $3,472,989,499)		3,577,290,857

Short-Term Funds - 12.0%
Fidelity Cash Central Fund 1.58% (c)	4,836,016	4,836,983
Fidelity Series Government Money Market Fund 1.65% (b)(d)	823,275,212	823,275,212
Fidelity Series Short-Term Credit Fund (b)	20,271,906	204,340,809
TOTAL SHORT-TERM FUNDS
(Cost $1,030,568,380)		1,032,453,004
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,485,205,169)		8,631,169,516
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,521,729)
NET ASSETS - 100%		$8,627,647,787

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	72	March 2020	$11,631,960	$(26,692)	$(26,692)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	158	March 2020	16,088,350	(151,138)	(151,138)
TOTAL FUTURES CONTRACTS					$(177,830)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,436,618.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$247,311
Total	$247,311

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$94,056,484	$5,890,249	$30,642,738	$5,653,793	$(498,892)	$7,338,889	$76,143,992
Fidelity Series Blue Chip Growth Fund	183,528,111	16,674,025	71,972,149	16,253,640	17,207,895	(12,900,272)	132,537,610
Fidelity Series Canada Fund	45,145,985	5,145,873	6,264,479	1,087,407	74,383	4,241,497	48,343,259
Fidelity Series Commodity Strategy Fund	207,571,372	130,430,325	37,024,219	4,542,554	(3,625,981)	3,515,465	300,866,962
Fidelity Series Emerging Markets Debt Fund	63,513,876	2,822,773	12,471,703	2,670,980	(585,950)	639,606	53,918,602
Fidelity Series Emerging Markets Fund	53,706,289	17,991,842	6,131,714	1,434,340	(55,469)	208,998	65,719,946
Fidelity Series Emerging Markets Opportunities Fund	519,509,226	77,154,070	65,618,469	14,510,103	3,263,037	56,272,678	590,580,542
Fidelity Series Floating Rate High Income Fund	12,627,967	568,233	1,573,996	535,557	(88,280)	128,157	11,662,081
Fidelity Series Government Money Market Fund 1.65%	793,686,618	197,060,365	167,471,771	13,107,692	--	--	823,275,212
Fidelity Series Growth Company Fund	351,438,450	29,140,677	131,039,374	28,286,517	43,541,216	(25,253,530)	267,827,439
Fidelity Series High Income Fund	80,221,715	3,286,627	22,738,906	3,142,464	575,738	737,502	62,082,676
Fidelity Series Inflation-Protected Bond Index Fund	638,539,715	111,199,252	69,996,257	9,191,489	(269,584)	17,452,752	696,925,878
Fidelity Series International Credit Fund	5,424,223	345,368	--	345,367	--	68,801	5,872,546
Fidelity Series International Growth Fund	436,087,002	17,245,894	60,980,401	16,132,936	15,138,083	47,596,685	455,087,263
Fidelity Series International Small Cap Fund	102,394,552	5,363,438	24,017,108	4,014,995	3,647,858	6,825,595	94,214,335
Fidelity Series International Value Fund	419,512,342	41,040,175	56,630,769	16,974,003	793,698	26,525,436	431,240,882
Fidelity Series Intrinsic Opportunities Fund	431,252,852	22,246,286	142,273,251	18,342,671	22,621,309	(6,296,209)	327,550,987
Fidelity Series Investment Grade Bond Fund	2,379,972,366	313,168,298	280,905,375	56,180,548	(616,750)	81,475,522	2,493,094,061
Fidelity Series Large Cap Stock Fund	374,248,483	23,286,787	135,635,871	22,372,404	20,322,330	5,212,283	287,434,012
Fidelity Series Large Cap Value Index Fund	107,332,626	5,283,023	37,098,192	5,026,355	5,910,484	223,523	81,651,464
Fidelity Series Long-Term Treasury Bond Index Fund	446,683,024	33,303,734	284,213,994	21,798,075	23,632,254	(6,310,595)	213,094,423
Fidelity Series Opportunistic Insights Fund	190,978,515	12,904,560	64,762,397	12,439,684	23,730,692	(15,504,286)	147,347,084
Fidelity Series Overseas Fund	--	161,975,372	--	651,790	--	14,400,844	176,376,216
Fidelity Series Real Estate Income Fund	42,156,219	2,581,143	4,953,051	2,472,111	295,636	560,643	40,640,590
Fidelity Series Short-Term Credit Fund	196,087,723	35,156,755	29,070,240	4,105,910	39,236	2,127,335	204,340,809
Fidelity Series Small Cap Discovery Fund	52,229,192	2,839,744	19,036,776	2,716,447	2,087,532	5,286	38,124,978
Fidelity Series Small Cap Opportunities Fund	152,816,524	9,434,613	50,236,175	8,696,464	8,208,072	(2,820,689)	117,402,345
Fidelity Series Stock Selector Large Cap Value Fund	286,066,304	11,690,455	95,789,213	10,993,448	15,807,146	4,474,952	222,249,644
Fidelity Series Value Discovery Fund	203,757,103	7,692,368	69,057,495	6,205,930	14,097,381	1,244,385	157,733,742
Total	$8,870,544,858	$1,302,922,324	$1,977,606,083	$309,885,674	$215,253,074	$212,191,253	$8,623,339,580

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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